UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2014. The net asset values (NAV) per share at that date were $19.26, $19.43, $19.21 and $19.31 for Class A, Class B, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2014
Cohen & Steers Global Infrastructure Fund—Class A	15.04%
Cohen & Steers Global Infrastructure Fund—Class B	14.66%
Cohen & Steers Global Infrastructure Fund—Class C	14.69%
Cohen & Steers Global Infrastructure Fund—Class I	15.21%
UBS Global 50/50 Infrastructure & Utilities Index—net[a]	14.38%
S&P 500 Index[a]	7.14%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 5.00% and 1.00% maximum contingent deferred sales charge on Class B and Class C shares, respectively. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs less than one year from purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

a  The UBS Global 50/50 Infrastructure & Utilities Index-net tracks the performance of global infrastructure-related securities, split evenly between utilities and infrastructure and is net of dividend withholding taxes. The Standard and Poor's 500 Composite Stock Index (S&P 500 Index) is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries that is frequently used as a general measure of stock market performance.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

Investment Review

Equity markets advanced in the six months ended June 30, 2014 amid signs that the global economic recovery was taking hold in most regions. In January, the Federal Reserve (the Fed) began to trim its bond-buying program—quantitative easing—by $10 billion a month. Markets were somewhat skittish at first, as investors waited to see what impact the Fed's actions would have on interest rates. Contrary to expectations, the yield on 10-year Treasuries declined from 3.0% at the beginning of the period to 2.5% by the end of June, with some modest volatility in between.

North America and Europe showed steady gains for most of the period, and after a slow first quarter, so did Japan and China. Global merger and acquisition activity exceeded $1.7 trillion for the six months, and included notable infrastructure transactions.

Global Infrastructure Outpaced the Broader Markets

Against this largely positive backdrop, investors remained upbeat and most indexes advanced, with global listed infrastructure outperforming the broader markets. The UBS Global 50/50 Infrastructure & Utilities Index had a total return of 14.4% in the period, which compared favorably with the MSCI World Index (6.2%) and the S&P 500 Index (7.1%).

The pipelines subsector (22.3% total returnb) led the index, benefiting from strong cash-flow growth amid solid fundamentals and an enhanced growth outlook. The Williams Cos. was the biggest contributor; it rose on news that it will expand its ownership of Access Midstream Partners, which will increase its presence in some of the fastest-growing shale formations in the United States. Most companies in the water subsector (21.8%) are domiciled in Europe, and their stock prices rose in tandem with the region's economic prospects.

In this period of sustained low interest rates, electric utilities' (15.6%) high income and moderately improving fundamental outlook attracted investors. Japanese utilities were an exception; they declined when it became clear that the nuclear plants shuttered after Fukushima would not restart this summer. In news, Exelon Corp., the largest U.S. nuclear operator, agreed to buy Pepco Holdings Inc., a Washington D.C.-area utility, for $6.8 billion.

Low interest rates also drew investors to the gas distribution (14.6%) and communications (11.0%) subsectors. Gas distribution companies were valued for their strong cash-flow-growth outlook, while the relatively highly leveraged communications companies strengthened as the period progressed and rates remained low.

b  Sector returns are in local currencies as measured by the UBS Global 50/50 Infrastructure & Utilities Index.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Transportation Subsectors Were Mixed

Results within the economically sensitive transportation subsectors were mixed. Toll roads (18.3%) were lifted by greater economic activity in Europe, which translated into more freight traffic and higher passenger volumes for its European components. Airports (10.7%), on the other hand, slowed in the second quarter as the outlook for some major European airlines grew more challenging. Most companies in the railways subsector (5.3%) are domiciled in Japan and moved down with Japanese indexes in the first quarter before rebounding amid strong passenger volume and confidence that the government would help finance Central Japan Railway's maglev train development.

Fund Performance

The Fund advanced and modestly outperformed its benchmark in the six-month period. Our stock selection and overweight in the pipelines subsector were the biggest contributors to relative performance, particularly our out-of-index allocation to midstream companies structured as master limited partnerships. The Fund's beneficial stock selection in electric utilities offset the drag from our overall underweight position. Stock selection in gas distribution also helped.

Factors that detracted from relative return included stock selection in the water, communications and airport subsectors. We were underweight several companies in the water subsector because we believed them to be richly valued. We were also overweight a German airport operator that slumped when Lufthansa issued a profit warning.

Investment Outlook

Our outlook for global infrastructure securities is constructive. As we enter the third quarter, economic reports remain generally positive; we believe momentum has built up for self-sustaining growth. In our view, the demand for infrastructure will parallel this improvement and fulfill investor demand for tangible assets with more-predictable revenues and comparatively high yields. The need for substantial global infrastructure spending is urgent, and with many governments facing budget constraints in the wake of the global recession, private capital is poised to assume a larger role.

The pipeline subsector remains attractive to us, especially given greater North American energy production and cost competitiveness within global markets. We are seeing a ramp-up in U.S. industrial demand for energy commodities, particularly in the chemicals industry, as shale-sourced ethane, propane and natural gas are now the low-cost feedstock for energy-intensive industrial and petrochemical processes. Overall, we believe these trends will lead to more demand for midstream energy infrastructure. Within the communications subsector, we have become more constructive on towers' attractive valuations and strong secular growth trends.

We also believe the supportive government policies in Europe, including the European Central Bank's aggressive monetary stimulus announced in June, will help spur the region's recovery. In our view, toll road operators are the best way to access this opportunity given their attractive valuations and leverage to rising economic activity. European integrated utilities have successfully executed a fundamental restructuring, selling non-core assets and using the proceeds to pay down debt—but on the whole, we find European utilities richly valued and vulnerable to higher interest rates.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

In our view, there are good opportunities among infrastructure companies in select emerging markets, although we have reduced our allocations in countries with weakening regulatory and economic environments, such as Brazil.

Sincerely,

ROBERT H. STEERS

Chairman

ROBERT S. BECKER	BEN MORTON
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories focused on global listed real estate, commodities, global listed infrastructure & MLPs, as well as preferred securities and large cap value equities.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended June 30, 2014

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	21.68%[a]	21.65%[b]	25.64%[d]	—
1 Year (without sales charge)	27.41%	26.65%	26.64%	27.93%
5 Years (with sales charge)	14.30%[a]	14.35%[c]	14.61%	—
5 Years (without sales charge)	15.35%	14.59%	14.61%	15.77%
10 Years (with sales charge)	8.89%[a]	8.68%	8.69%	—
10 Years (without sales charge)	9.39%	8.68%	8.69%	9.78%
Since Inception[e] (with sales charge)	9.27%[a]	9.04%	9.13%	—
Since Inception[e] (without sales charge)	9.77%	9.04%	9.13%	10.15%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2014 prospectuses were as follows: Class A—1.50% and 1.50%; Class B—2.15% and 2.15%; Class C—2.15% and 2.15%; and Class I—1.21% and 1.15%. Through June 30, 2015, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding acquired fund fees and expenses and extraordinary expenses) so that the Fund's annual operating expenses do not exceed 1.50% for Class A shares, 2.15% for Class B shares and Class C shares and 1.15% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 5.00%.

c  Reflects a contingent deferred sales charge of 2.00%.

d  Reflects a contingent deferred sales charge of 1.00%.

e  Inception date of May 3, 2004.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014—June 30, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period[a] January 1, 2014– June 30, 2014
Class A
Actual (15.04% return)	$1,000.00	$1,150.40	$7.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$6.80
Class B
Actual (14.66% return)	$1,000.00	$1,146.60	$10.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.83	$10.04
Class C
Actual (14.69% return)	$1,000.00	$1,146.90	$10.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.83	$10.04
Class I
Actual (15.21% return)	$1,000.00	$1,152.10	$5.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26

a  Expenses are equal to the Fund's Class A, Class B, Class C and Class I annualized expense ratios of 1.36%, 2.01%, 2.01% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

June 30, 2014
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
American Tower Corp.	$11,959,692	5.8
Central Japan Railway Co.	11,254,183	5.5
Crown Castle International Corp.	9,914,750	4.8
Vinci SA	9,705,836	4.7
East Japan Railway Co.	7,253,994	3.5
Groupe Eurotunnel SA	6,594,815	3.2
NextEra Energy	6,200,040	3.0
Dominion Resources VA	5,813,074	2.8
Transurban Group	5,263,503	2.6
Enbridge	5,095,787	2.5

Country Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

		Number of Shares	Value
COMMON STOCK	99.1%
AUSTRALIA	3.3%
MARINE PORTS	0.5%
Asciano Ltd.		190,539	$1,011,535
TOLL ROADS	2.8%
Macquarie Atlas Roads Group		187,051	576,761
Transurban Group		755,339	5,263,503
			5,840,264
TOTAL AUSTRALIA			6,851,799
AUSTRIA	0.5%
AIRPORTS
Flughafen Wien AG		11,445	1,065,672
BRAZIL	0.3%
ELECTRIC—INTEGRATED ELECTRIC
Light SA		56,285	549,221
CANADA	4.3%
MARINE PORTS	0.4%
Westshore Terminals Investment Corp.		24,855	759,591
PIPELINES—C-CORP	3.9%
AltaGas Ltd.		20,920	962,236
Enbridge		107,396	5,095,787
Inter Pipeline Ltd.		37,043	1,149,772
TransCanada Corp.		16,559	790,356
			7,998,151
TOTAL CANADA			8,757,742
CHILE	0.4%
WATER
Aguas Andinas SA, Class A		1,322,746	834,264
CHINA	0.8%
TOLL ROADS	0.4%
Jiangsu Expressway Co., Ltd., Class H (HKD)		712,000	847,007
WATER	0.4%
China Water Affairs Group Ltd. (Bermuda) (HKD)		2,070,000	721,124
TOTAL CHINA			1,568,131

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
FRANCE	11.5%
COMMUNICATIONS—SATELLITES	0.9%
Eutelsat Communications		51,032	$1,773,158
ELECTRIC—INTEGRATED ELECTRIC	2.3%
GDF Suez		170,522	4,694,433
TOLL ROADS	7.9%
Groupe Eurotunnel SA		487,617	6,594,815
Vinci SA		129,820	9,705,836
			16,300,651
WATER	0.4%
Suez Environnement Co.		48,222	923,105
TOTAL FRANCE			23,691,347
GERMANY	2.2%
AIRPORTS	0.8%
Fraport AG		24,012	1,696,589
ELECTRIC—INTEGRATED ELECTRIC	1.4%
E.ON AG		139,287	2,876,144
TOTAL GERMANY			4,572,733
HONG KONG	1.9%
ELECTRIC—REGULATED ELECTRIC	0.8%
Power Assets Holdings Ltd.		190,000	1,664,559
GAS DISTRIBUTION	0.7%
Hong Kong and China Gas Co., Ltd.		655,600	1,436,324
MARINE PORTS	0.4%
China Merchants Holdings International Co., Ltd.		240,000	747,833
TOTAL HONG KONG			3,848,716
ITALY	5.0%
COMMUNICATIONS—TOWERS	0.3%
Ei Towers S.p.A.[a]		12,080	653,376
ELECTRIC—INTEGRATED ELECTRIC	2.5%
Enel S.p.A.		873,016	5,085,321
GAS DISTRIBUTION	0.4%
Snam S.p.A.		145,791	878,379

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
TOLL ROADS	1.8%
Atlantia S.p.A.		131,488	$3,748,569
TOTAL ITALY			10,365,645
JAPAN	11.7%
ELECTRIC—INTEGRATED ELECTRIC	0.7%
Chubu Electric Power Co.[a]		76,900	955,699
Kansai Electric Power Co.[a]		55,200	520,369
			1,476,068
GAS DISTRIBUTION	0.8%
Osaka Gas Co., Ltd.		371,000	1,560,101
RAILWAYS	10.2%
Central Japan Railway Co.		78,900	11,254,183
East Japan Railway Co.		92,100	7,253,994
West Japan Railway Co.		55,900	2,461,024
			20,969,201
TOTAL JAPAN			24,005,370
LUXEMBOURG	1.6%
COMMUNICATIONS—SATELLITES
SES SA		88,642	3,362,157
MEXICO	0.6%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, ADR		17,501	1,183,418
NEW ZEALAND	0.7%
AIRPORTS
Auckland International Airport Ltd.		451,514	1,541,760
PORTUGAL	1.2%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA		474,211	2,379,172
SPAIN	4.9%
ELECTRIC—REGULATED ELECTRIC	0.8%
Red Electrica Corp. SA		18,016	1,647,910

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
TOLL ROADS	4.1%
Abertis Infraestructuras SA		149,230	$3,433,945
Ferrovial SA		225,093	5,013,197
			8,447,142
TOTAL SPAIN			10,095,052
SWITZERLAND	1.2%
AIRPORTS
Flughafen Zuerich AG		4,033	2,478,558
UNITED KINGDOM	5.8%
COMMUNICATIONS—SATELLITES	1.5%
Inmarsat PLC		236,252	3,022,304
ELECTRIC	3.1%
INTEGRATED ELECTRIC	0.7%
Abengoa Yield PLC (USD)[a]		17,095	646,533
SSE PLC		30,607	820,807
			1,467,340
REGULATED ELECTRIC	2.4%
National Grid PLC		344,231	4,948,582
TOTAL ELECTRIC			6,415,922
PIPELINES—MLP	0.4%
Seadrill Partners LLC (USD)		27,941	926,524
WATER	0.8%
Pennon Group PLC		119,076	1,599,725
TOTAL UNITED KINGDOM			11,964,475
UNITED STATES	41.2%
COMMUNICATIONS—TOWERS	13.0%
American Tower Corp.		132,915	11,959,692
Crown Castle International Corp.		133,514	9,914,750
SBA Communications Corp., Class Aa		48,054	4,915,924
			26,790,366

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
ELECTRIC	16.6%
INTEGRATED ELECTRIC	8.5%
Dominion Resources VA		81,279	$5,813,074
Exelon Corp.		110,443	4,028,960
NextEra Energy		60,500	6,200,040
NextEra Energy Partners LPa		12,210	409,157
PPL Corp.		28,060	996,972
			17,448,203
REGULATED ELECTRIC	8.1%
Alliant Energy Corp.		34,108	2,075,813
CenterPoint Energy		75,313	1,923,494
CMS Energy Corp.		103,923	3,237,201
DTE Energy Co.		41,388	3,222,884
Duke Energy Corp.		22,794	1,691,087
PG&E Corp.		50,652	2,432,309
Southern Co. (The)		44,389	2,014,373
			16,597,161
TOTAL ELECTRIC			34,045,364
GAS DISTRIBUTION	2.7%
Atmos Energy Corp.		20,654	1,102,924
Sempra Energy		42,899	4,491,954
			5,594,878
PIPELINES	7.7%
PIPELINES—C-CORP	3.5%
Plains GP Holdings LP, Class A		71,000	2,271,290
SemGroup Corp., Class A		20,612	1,625,256
Williams Cos. (The)		55,610	3,237,058
			7,133,604

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
PIPELINES—MLP	4.2%
Access Midstream Partners LP		10,541	$669,881
Energy Transfer Equity LP		24,260	1,429,884
EQT Midstream Partners LP		27,563	2,666,445
MPLX LP		25,562	1,648,749
Summit Midstream Partners LP		13,425	682,661
Tallgrass Energy Partners LP		23,031	893,603
Valero Energy Partners LP		15,029	756,109
			8,747,332
TOTAL PIPELINES			15,880,936
SHIPPING	1.2%
Teekay Corp. (Marshall Islands)		39,046	2,430,613
TOTAL UNITED STATES			84,742,157
TOTAL COMMON STOCK (Identified cost—$153,260,150)			203,857,389
SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%[b]		4,600,000	4,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,600,000)			4,600,000
TOTAL INVESTMENTS (Identified cost—$157,860,150)	101.3%		208,457,389
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)		(2,633,657)
NET ASSETS	100.0%		$205,823,732

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

HKD  Hong Kong Dollar

MLP  Master Limited Partnership

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Rate quoted represents the seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Sector Summary	% of Net Assets
Electric	29.7
Communications	17.3
Toll Roads	17.0
Pipelines	12.0
Railways	10.2
Gas Distribution	4.6
Airports	3.8
Water	2.0
Marine Ports	1.3
Shipping	1.2
Other	0.9
100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$157,860,150)	$208,457,389
Cash	4,664,014
Foreign currency, at value (Identified cost—$62,866)	62,945
Receivable for:
Fund shares sold	1,453,174
Dividends	507,096
Investment securities sold	38,769
Other assets	3,185
Total Assets	215,186,572
LIABILITIES:
Payable for:
Investment securities purchased	8,307,960
Dividends declared	552,879
Fund shares redeemed	285,190
Investment advisory fees	119,558
Administration fees	3,188
Distribution fees	2,928
Directors' fees	424
Other liabilities	90,713
Total Liabilities	9,362,840
NET ASSETS	$205,823,732
NET ASSETS consist of:
Paid-in capital	$160,161,337
Dividends in excess of net investment income	(129,070)
Accumulated net realized loss	(4,810,225)
Net unrealized appreciation	50,601,690
$205,823,732

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2014 (Unaudited)

CLASS A SHARES:
NET ASSETS	$40,938,877
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,125,660
Net asset value and redemption price per share	$19.26
Maximum offering price per share ($19.26 ÷ 0.955)[a]	$20.17
CLASS B SHARES:
NET ASSETS	$95,584
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,920
Net asset value and offering price per share[b]	$19.43
CLASS C SHARES:
NET ASSETS	$22,108,350
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,150,754
Net asset value and offering price per share[b]	$19.21
CLASS I SHARES:
NET ASSETS	$142,680,921
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,387,163
Net asset value, offering and redemption price per share	$19.31

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividend income (net of $263,406 of foreign withholding tax)	$2,719,402
Expenses:
Investment advisory fees	615,588
Distribution fees—Class A	43,724
Distribution fees—Class B	425
Distribution fees—Class C	73,066
Shareholder servicing fees—Class A	17,490
Shareholder servicing fees—Class B	142
Shareholder servicing fees—Class C	24,355
Shareholder servicing fees—Class I	24,889
Professional fees	54,354
Registration and filing fees	39,671
Shareholder reporting expenses	27,273
Transfer agent fees and expenses	24,994
Custodian fees and expenses	23,803
Administration fees	22,699
Directors' fees and expenses	3,719
Line of credit fees	892
Miscellaneous	12,069
Total Expenses	1,009,153
Net Investment Income	1,710,249
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,438,770
Foreign currency transactions	(6,366)
Net realized gain	1,432,404
Net change in unrealized appreciation (depreciation) on:
Investments	20,909,961
Foreign currency translations	1,458
Net change in unrealized appreciation (depreciation)	20,911,419
Net realized and unrealized gain	22,343,823
Net Increase in Net Assets Resulting from Operations	$24,054,072

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets:
From Operations:
Net investment income	$1,710,249	$1,639,931
Net realized gain	1,432,404	7,819,468
Net change in unrealized appreciation (depreciation)	20,911,419	10,266,895
Net increase in net assets resulting from operations	24,054,072	19,726,294
Dividends to Shareholders from:
Net investment income:
Class A	(335,833)	(463,428)
Class B	(358)	(463)
Class C	(117,882)	(134,075)
Class I	(1,353,760)	(1,330,308)
Total dividends to shareholders	(1,807,833)	(1,928,274)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	38,769,639	18,793,632
Total increase in net assets	61,015,878	36,591,652
Net Assets:
Beginning of period	144,807,854	108,216,202
End of period[a]	$205,823,732	$144,807,854

a  Includes dividends in excess of net investment income of $129,070 and $31,486, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.88	$14.49	$12.95	$12.93	$12.59	$10.68
Income (loss) from investment operations:
Net investment income[a]	0.17	0.20	0.25	0.26	0.22	0.22
Net realized and unrealized gain	2.37	2.42	1.55	0.03	0.42	1.91
Total from investment operations	2.54	2.62	1.80	0.29	0.64	2.13
Less dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.23)	(0.26)	(0.27)	(0.29)	(0.22)
Tax return of capital	—	—	—	(0.00)[b]	(0.01)	(0.00)[b]
Total dividends and distributions to shareholders	(0.16)	(0.23)	(0.26)	(0.27)	(0.30)	(0.22)
Redemption fees retained by the Fund	—	—	—	0.00 [b]	0.00 [b]	0.00 [b]
Net increase in net asset value	2.38	2.39	1.54	0.02	0.34	1.91
Net asset value, end of period	$19.26	$16.88	$14.49	$12.95	$12.93	$12.59
Total investment return[c,d]	15.04%[e]	18.20%	14.04%	2.22%	5.25%	20.24%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$40.9	$33.3	$38.3	$35.2	$41.7	$54.7
Ratio of expenses to average daily net assets (before expense reduction)	1.36%[f]	1.50%	1.66%[g]	1.61%[g]	1.74%[g]	1.90%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.36%[f]	1.50%	1.50%[g]	1.50%[g]	1.50%[g]	1.50%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	1.88%[f]	1.24%	1.66%[g]	1.86%[g]	1.58%[g]	1.61%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.88%[f]	1.24%	1.82%[g]	1.97%[g]	1.82%[g]	2.00%
Portfolio turnover rate	12%[e]	68%	69%	73%	79%	98%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$17.01	$14.53	$12.94	$12.90	$12.55	$10.64
Income (loss) from investment operations:
Net investment income[a]	0.10	0.08	0.14	0.16	0.14	0.15
Net realized and unrealized gain	2.39	2.45	1.57	0.04	0.42	1.89
Total from investment operations	2.49	2.53	1.71	0.20	0.56	2.04
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.05)	(0.12)	(0.16)	(0.20)	(0.13)
Tax return of capital	—	—	—	(0.00)[b]	(0.01)	(0.00)[b]
Total dividends and distributions to shareholders	(0.07)	(0.05)	(0.12)	(0.16)	(0.21)	(0.13)
Redemption fees retained by the Fund	—	—	—	0.00 [b]	0.00 [b]	0.00 [b]
Net increase in net asset value	2.42	2.48	1.59	0.04	0.35	1.91
Net asset value, end of period	$19.43	$17.01	$14.53	$12.94	$12.90	$12.55
Total investment return[c,d]	14.66%[e]	17.47%	13.28%	1.51%	4.57%	19.41%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$0.1	$0.1	$0.4	$1.4	$3.1	$4.5
Ratio of expenses to average daily net assets (before expense reduction)	2.01%[f]	2.17%	2.31%[g]	2.26%[g]	2.39%[g]	2.55%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.01%[f]	2.15%	2.15%[g]	2.15%[g]	2.15%[g]	2.15%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	1.17%[f]	0.48%	0.88%[g]	1.08%[g]	0.89%[g]	1.02%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.17%[f]	0.50%	1.04%[g]	1.19%[g]	1.13%[g]	1.44%
Portfolio turnover rate	12%[e]	68%	69%	73%	79%	98%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.84	$14.46	$12.92	$12.90	$12.55	$10.65
Income (loss) from investment operations:
Net investment income[a]	0.11	0.10	0.16	0.17	0.14	0.15
Net realized and unrealized gain	2.36	2.41	1.55	0.03	0.43	1.89
Total from investment operations	2.47	2.51	1.71	0.20	0.57	2.04
Less dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.13)	(0.17)	(0.18)	(0.21)	(0.14)
Tax return of capital	—	—	—	(0.00)[b]	(0.01)	(0.00)[b]
Total dividends and distributions to shareholders	(0.10)	(0.13)	(0.17)	(0.18)	(0.22)	(0.14)
Redemption fees retained by the Fund	—	—	—	0.00 [b]	0.00 [b]	0.00 [b]
Net increase in net asset value	2.37	2.38	1.54	0.02	0.35	1.90
Net asset value, end of period	$19.21	$16.84	$14.46	$12.92	$12.90	$12.55
Total investment return[c,d]	14.69%[e]	17.41%	13.30%	1.52%	4.63%	19.43%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$22.1	$18.4	$16.0	$17.2	$21.6	$25.8
Ratio of expenses to average daily net assets (before expense reduction)	2.01%[f]	2.15%	2.31%[g]	2.26%[g]	2.39%[g]	2.55%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.01%[f]	2.15%	2.15%[g]	2.15%[g]	2.15%[g]	2.15%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	1.24%[f]	0.61%	0.99%[g]	1.20%[g]	0.93%[g]	1.00%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.24%[f]	0.61%	1.15%[g]	1.31%[g]	1.17%[g]	1.40%
Portfolio turnover rate	12%[e]	68%	69%	73%	79%	98%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.93	$14.52	$12.97	$12.96	$12.62	$10.70
Income (loss) from investment operations:
Net investment income[a]	0.21	0.26	0.30	0.32	0.30	0.26
Net realized and unrealized gain	2.36	2.43	1.56	0.01	0.38	1.91
Total from investment operations	2.57	2.69	1.86	0.33	0.68	2.17
Less dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.28)	(0.31)	(0.32)	(0.33)	(0.25)
Tax return of capital	—	—	—	(0.00)[b]	(0.01)	(0.00)[b]
Total dividends and distributions to shareholders	(0.19)	(0.28)	(0.31)	(0.32)	(0.34)	(0.25)
Redemption fees retained by the Fund	—	—	—	0.00 [b]	0.00 [b]	0.00 [b]
Net increase in net asset value	2.38	2.41	1.55	0.01	0.34	1.92
Net asset value, end of period	$19.31	$16.93	$14.52	$12.97	$12.96	$12.62
Total investment return[c]	15.21%[d,e]	18.69%	14.44%	2.51%	5.65%	20.64%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$142.7	$93.0	$53.5	$36.9	$28.7	$9.4
Ratio of expenses to average daily net assets (before expense reduction)	1.05%[f]	1.16%	1.31%[g]	1.26%[g]	1.39%[g]	1.55%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.05%[f]	1.15%	1.15%[g]	1.15%[g]	1.15%[g]	1.15%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	2.30%[f]	1.62%	2.04%[g]	2.33%[g]	2.16%[g]	2.02%
Ratio of net investment income to average daily net assets (net of expense reduction)	2.30%[f]	1.63%	2.20%[g]	2.44%[g]	2.40%[g]	2.42%
Portfolio turnover rate	12%[d]	68%	69%	73%	79%	98%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  The net asset value (NAV) disclosed in the June 30, 2014 semiannual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on June 30, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on June 30, 2014.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Infrastructure Fund, Inc. (the Fund), was incorporated under the laws of the State of Maryland on January 13, 2004 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into four classes designated Class A, B, C and I shares. Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of June 30, 2014.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$203,857,389	$203,857,389	$—	$—
Money Market Funds	4,600,000	—	4,600,000	—
Total Investments[a]	$208,457,389	$203,857,389	$4,600,000	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2014, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

For the six months ended June 30, 2014, and through June 30, 2015, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding acquired fund fees and expenses, and extraordinary expenses) so that the Fund's total annual operating expenses do not exceed 1.50% for Class A shares, 2.15% for Class B shares and Class C shares and 1.15% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2014, there were no fees and/or expenses reimbursed to the Fund.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. securities. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund incurred $16,416 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class B and Class C shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

redemption occurs within one year from purchase. There is a CDSC on Class B shares. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2014, the Fund has been advised that the distributor or its affiliates received $5,941 in sales commissions from the sale of Class A shares and $2,689 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class B and Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $965 for the six months ended June 30, 2014.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2014, totaled $62,691,480 and $20,299,421, respectively.

Note 4. Income Tax Information

As of June 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$157,860,150
Gross unrealized appreciation	$50,944,980
Gross unrealized depreciation	(347,741)
Net unrealized appreciation	$50,597,239

As of December 31, 2013, the Fund had a net capital loss carryforward of $3,661,973, which may be used to offset future capital gains. These losses are a short-term capital loss carryover, of which $1,288,452 will expire on December 31, 2017 and $2,373,521 will expire on December 31, 2018. In addition, the Fund incurred net ordinary losses of $11,101 after October 31, 2013, that it has elected to treat as arising in the following fiscal year.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A:
Sold	322,162	$5,908,980	460,618	$7,317,227
Issued as reinvestment of dividends	11,693	225,215	20,015	313,118
Redeemed	(179,388)	(3,176,868)	(1,154,510)	(17,699,081)
Net increase (decrease)	154,467	$2,957,327	(673,877)	$(10,068,736)
Class B:
Sold	—	$—	7	$101
Issued as reinvestment of dividends	18	339	21	334
Redeemed	(1,846)	(34,547)	(17,549)	(274,907)
Net decrease	(1,828)	$(34,208)	(17,521)	$(274,472)
Class C:
Sold	166,477	$3,023,085	153,978	$2,472,171
Issued as reinvestment of dividends	3,830	73,589	5,484	85,132
Redeemed	(110,538)	(1,981,371)	(176,316)	(2,768,474)
Net increase (decrease)	59,769	$1,115,303	(16,854)	$(211,171)
Class I:
Sold	2,211,303	$40,413,051	2,828,217	$45,056,776
Issued as reinvestment of dividends	49,473	955,812	52,577	830,238
Redeemed	(370,753)	(6,637,646)	(1,068,411)	(16,539,003)
Net increase	1,890,023	$34,731,217	1,812,383	$29,348,011

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 23, 2015. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2014, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

On July 22, 2014, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock. The Fund is now authorized to issue 300 million shares of capital stock, at a par value of $0.001 per share.

Management has evaluated events and transactions occurring after June 30, 2014 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 11, 2014 and at a meeting held in person on June 17, 2014, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2015 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the median of the Peer Funds for the one- and three-year periods ended March 31, 2014, ranking in the first and second quintiles, respectively. The Board of Directors noted that the Fund slightly underperformed the median of the Peer Funds for the five-year period ended March 31, 2014, ranking three out of four funds. The Board of Directors also noted that the Fund had outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2014. The Board of Directors noted that the Fund's investment strategy changed to global infrastructure from utilities effective April 1, 2008. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods and discussed the variance in the composition of the holdings of the Fund and Peer Funds. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other infrastructure funds. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fees were higher, while the contractual management fees were lower than the medians of the Peer Funds, ranking in the third and first quintiles, respectively. The Board of Directors noted that the net expense ratio was lower than the median of the Peer Funds, ranking in the first quintile. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets over $1.5 billion; however, as a result of asset size, the reduced fee is not currently applicable. The Board of Directors considered that the Investment Advisor continues to waive its fees and reimburse expenses to limit the overall operating expenses of the Fund. The Board of Directors then considered the administrative services provided by the Investment Advisor, including

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor and not by the Fund and are affiliates of the Investment Advisor, and the Board of Directors considered the profitability of the Investment Advisor as a whole, the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 0.10% once the Fund's assets reached $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND
(FORMERLY KNOWN AS "COHEN & STEERS
REALTY INCOME FUND")

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Co-Chairman

Martin Cohen
Director and Co-Chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Joseph M. Harvey
Vice President

Robert S. Becker
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class   A—CSUAX
B—CSUBX
C—CSUCX
I—CSUIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Infrastructure Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

Stop traditional mail delivery; receive your shareholder reports and prospectus online.

Sign up at cohenandsteers.com

CSUAXSAR

Semiannual Report June 30, 2014

Cohen & Steers Global Infrastructure Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: August 28, 2014